SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS

NOTE 12   SUBSEQUENT EVENTS

On October 31, 2014, all of the holders of the Company s existing unsecured convertible notes exercised their option to convert the outstanding principal and accrued interest amounts into our common shares at the fixed conversion price of $0.50 per share. The aggregate principal and accrued interest totaling to $1,025,000 was converted  to 2,050,000 common shares.

NOTE 12 – SUBSEQUENT EVENTS

On March 26, 2014, the Company's wholly-owned subsidiaries, AquaTex, AES, and STP entered into a waiver and amendment agreement with Rosenthal & Rosenthal, Inc. under which Rosenthal waived our non- compliance with the covenant to maintain working capital of not less than negative $2,000,000 for the period ended December 31, 2013.  Additionally, Section 6.10 of our Financing Agreement with Rosenthal & Rosenthal, Inc. was amended to provide that we are required to maintain working capital of not less than negative $4,500,000 in future periods.

On February 17, 2014, the Company issued a 10% promissory note in the amount of $130,000 to a single accredited investor. The note is due on July 15, 2014 and bears an interest at the ten  percent (10%).  The proceeds were used for working capital and general corporate purposes.

On January 30, 2014, the Company issued 25,000 shares of its common stock upon exercise of outstanding warrants.  We received $6,250 in proceeds from the exercise of the warrant, which proceeds were used for working capital and general corporate purposes.

On January 27, 2014 the Company's wholly-owned subsidiaries, AquaTex, AES, and STP entered into an amendment to certain June 2013 Financing Agreement with Rosenthal & Rosenthal, Inc. as Lender (the “Amendment”).  Pursuant to the Amendment, the maximum amount available for borrowing under the facility was increased to $4 million.

On January 23, 2014, we issued 58,035 shares of our common stock upon exercise of outstanding warrants.  The warrant was issued to purchase 125,000 shares and was exercised in full on a cashless basis and accordingly 66,965 shares withheld by the registrant at the market price of $0.56 per share less the exercise price of $0.30 per share to fund the exercise price.

On January 23, 2014, we issued 59,210 shares of our common stock upon exercise of outstanding warrants.  The warrant was issued to purchase 125,000 shares and was exercised in full on a cashless basis and accordingly 65,790 shares withheld by the registrant at the market price of $0.57 per share less the exercise price of $0.30 per share to fund the exercise price.

On January 15, 2014, the Company, and its wholly owned subsidiary AES issued a 10% promissory note in the amount of $370,000 to a single accredited investor. The note is due on July 15, 2014 and bears interest at the ten percent (10%).  The note was issued as partial consideration to fund a licensing fee.

On January 7, 2014, the Company issued 25,000 shares of its common stock to one of our directors upon exercise of outstanding warrants.  The Company received $6,250 in proceeds from the exercise of the warrant, which proceeds were used for working capital and general corporate purposes.

Unaudited

On April 30, 2014, the Company issued an aggregate of 276,599 shares of its common stock  for the conversion of notes payable and accrued interest totaling to $138,303.  The Company recognized a loss on debt conversion for the nine months ended September 30, 2014 of $11,063.

On May 29, 2014, the Company issued 500,000 shares of its common stock to one of our directors upon exercise of his outstanding stock options. The Company received $75,000 in proceeds from the exercise of the stock options, which proceeds were used for working capital and general corporate purposes

Series A Convertible Preferred Stock

From June 21, 2014 through July 8, 2014, we sold 4,000 shares of Series A Convertible Preferred Stock at a price of $1,000 per unit for $4,000,000.  Each unit consists of (i) 1 share of our Series A Convertible Preferred Stock immediately convertible into a number of shares of our common stock equal to the quotient of $1,000 divided by the conversion price then in effect, which is initially $0.70, and (ii) common stock purchase warrants to purchase 500 common shares at an exercise price of $1.00 and a term of 3 years.  The Series A Convertible Preferred Stock and warrants contain standard piggy back registration rights.

The Company evaluated the embedded conversion option of the preferred stock under FASB ASC 815-15 and determined that it is clearly and closely related to the host contract, the preferred stock, and does not require to be bifurcated.  The Company evaluated the preferred stock for a beneficial conversion feature under FASB ASC 470-20 and determined that a beneficial conversion feature of $720,424 existed which has been fully recognized as a deemed dividend to the preferred shareholders.

The Company incurred issuance costs of $242,700 for broker fees related to the preferred share offering during the nine months ended September 30, 2014.

Pursuant to the terms of the Series A Certificate of Designation, each share of Series A Preferred: (i)  is entitled to receive cumulative cash dividends at an annual rate of 10% out of any funds and assets of the Company legally available therefor, prior and in preference to any declaration or payment of any dividend payable on the Common Stock, payable quarterly; (ii) is convertible into a number of shares of common stock equal to the quotient of $1,000 divided by the conversion price then in effect, which is initially $0.70; (iii) votes generally with the common stock on an as-converted basis on all matters, other than those matters on which the Series A Preferred is entitled to vote as a separate class by law or as set forth in the Series A Certificate of Designation; (iv) is senior to the common stock upon a liquidation of the Company; (v) is automatically converted into common stock at the then applicable conversion price: (A) (1) if the underlying conversion shares are registered or such conversion shares are eligible for resale under Rule 144 under the Securities Act of 1933 and (2) Company's stock price is at least $1.60 for 40 trading days during a 60 trading day period with average daily volume of at least 50,000 shares during those 40 trading days; (B) upon the written consent of the holders of 50% of the Series A Preferred, or, (C) on June 30, 2017; and (vi) is entitled to anti-dilution adjustments in the event of a dividend, stock split, reclassification, reorganization.

Capital Lease Obligation

On June 30, 2014, the Company entered into a capital lease agreement with BCL-Equipment Leasing, LLC ( BCL ) to acquire lay flat hose, which will be used in our frac water transfer service revenue activities.  The assets were recorded at their fair value in the amount of $3,244,976.

The lease contains a purchase option at the end of the initial 24 month term, granting the Company the right to purchase all equipment covered under the lease for the greater of its fair value or 20% of the total capitalized cost.  If the Company does not elect to exercise the purchase option, the lease automatically renews for a term of one year.

Concurrently with the lease transaction, the Company entered into a sale and simultaneous lease transaction with BCL for assets the Company had previously purchased directly from vendors for $828,546.  The Company sold the property to BCL for an aggregate purchase price of $828,546

Pursuant to the guidelines in ASC 840, the gain on the sale of $49,579 is accounted for as a deferred gain in the consolidated balance sheets and amortized on a straight-line basis over the life of the lease.

On July 10, 2014, the Company entered into a capital lease agreement with Nations Equipment Finance ( NEF ) to acquire flowback systems, evaporator systems, and generators, which will be used in our revenue activities. The assets were recorded at their fair value in the amount of $1,908,542. The lease has a 39 month term, with monthly payments of $52,485, and a purchase option at the end of the term of $572,563. Total minimum lease payments under the lease are $2,590,612, with no initial payment due.

Concurrently with the lease transaction, the Company entered into a sale and simultaneous lease transaction with NEF for assets the Company had previously purchased directly from vendors for $1,166,899.  The Company sold the property to NEF for an aggregate purchase price of $1,166,899.

Pursuant to the guidelines in ASC 840, the gain on the sale of $84,804 will be accounted for as a deferred gain in the consolidated balance sheets and amortized on a straight-line basis over the life of the lease.

Acquisition of Hamilton Investment Group

On August 12, 2014, we consummated the acquisition (the  Acquisition ) of all of the outstanding stock of Hamilton Investment Group, Inc.  ( Hamilton ) pursuant to the terms of a Stock Purchase Agreement dated August 11, 2014 by and among the registrant, Hamilton and the stockholders of Hamilton (the  Stock Purchase Agreement ). The purchase price consisted of: (a) Cash in the amount of $9,000,000; and (b) 3,523,554 shares (the  Shares ) of the registrant's common stock ($2,300,000 value based on the trailing 20-day average of the registrant's common stock).   In addition, there exists a working capital adjustment provision whereby are required pay the Hamilton stockholders additional cash equal to the amount of any working capital of Hamilton in excess of $2,200,000 ( Working Capital Target ) at closing; provided, however, that in the event that Hamilton's working capital at closing is less than the Working Capital Target, then the amount of such deficit will be offset against the Shares issued to the former Hamilton stockholders at closing   The purchase agreement contains 2-year non-compete/non-solicitation provisions for William M. Hamilton and Sharon K. Hamilton, the former Hamilton stockholders.

Heartland Bank Credit Facility

On August 12, 2014, HII Technologies, Inc. (the "Company") and its wholly-owned subsidiaries (collectively, the “Borrower”) entered a senior secured credit facility (the “Facility”) with Heartland Bank as Agent consisting of (i) a credit agreement (the "Credit Agreement") with Heartland Bank for a 3-year $12 million term loan (the “Term Loan”) and (ii) an account purchase agreement (the “Purchase Agreement”) with Heartland Bank, as agent for the purchase and sale of approved receivables of Borrower in amounts not to exceed $6 million. The proceeds of borrowings under the Facility may be used for the payment of a portion of the purchase price for the acquisition of Hamilton Investment Group; the refinance of outstanding debt under Borrower's prior accounts receivable facility; working capital needs of the Company and its subsidiaries; funding of the debt service reserve account and payment of all costs and expenses arising in connection with the negotiation of the Credit Agreement and related documents. On the closing date, the Borrower received proceeds of $12 million under the Credit Agreement and approximately $4.65 million under the Purchase Agreement.  The Company utilized $9 million to pay a portion of the purchase price for the Hamilton acquisition, approximately $4.75 million to payoff the Borrower's prior accounts receivable facility, $450,000 in commitment fees, $675,000 to fund Borrower's debt service reserve account and approximately $190,000 in other expenses related to the Facility.  Borrower retained approximately $1.585 million for working capital.

Borrowings under the Credit Agreement bear interest at a rate per annum equal to WSJ prime plus a spread that ranges from 5.50% to 8.25% per annum depending on the Borrower's first lien leverage ratio (provided that at no time shall the WSJ prime be less than 4%). The Term Loan requires monthly interest payments, quarterly principal payments of $300,000 and a balloon payment on the August 12, 2017 maturity date.  The Term Loan may be increased by up to an additional $10 million upon request and agreement by the Lenders, but is not a committed amount under the facility.

Under the Purchase Agreement, all approved receivables will be purchased by the lenders thereunder for the face amount of such receivable less the lender's 1.50% service charge.   In addition, the Purchase Agreement requires a 10% reserve against receivables purchased, which amount will increase from 25-50% for receivables outstanding past 60-90 days, respectively.  The account purchase facility replaces the Company's previous senior secured revolving facility.

Both the Credit Agreement and the Purchase Agreement require the Borrower to maintain a fixed charge coverage ratio of not less than 1.2:1.0, a first lien leverage ratio of ranging from 3.0:1.0 during 2014  to 2.75:1.0 - 2.25:1.0 during 2015 to 2.0:1.0 beginning in 2016, a EBITDA to Interest Expense ratio ranging from 2.75:1.0 during 2014, 3.75:1.0  during 2015 to 4.75 to 1.0 beginning in 2016 and a tangible net worth of not less than $1 million for each quarter beginning December 31, 2014.  The Borrower is also required to maintain a debt service reserve account sufficient to pay all debt and interest expense due in the next fiscal quarter. The restrictive covenants include customary restrictions on the Company's ability to incur additional debt; make investments; grant or incur liens on assets; sell assets; engage in mergers, consolidations, liquidations or dissolutions; engage in transactions with affiliates; and make dividend payments (although the Borrower is allowed to make dividend payments so long as no event of default will result from such payment or in shares of the Company's stock. In addition, the Credit Agreement contains customary representations and warranties, affirmative covenants and events of default.

The Facility is secured by all of the Borrower's assets as well as a pledge of the Company's equity in each of its wholly-owned subsidiaries.  The Company paid a cash structuring fee of $450,000 to the Lenders and also issued a 4-year warrant to purchase 2.5 million shares of the Company's common stock with an exercise price $1.00 per share in connection with the Facility.

Termination of Rosenthal Accounts Receivable Financing Facility

On August 12, 2014, in connection with the consummation of the Heartland Bank Credit Facility, the Company terminated this accounts receivable financing facility and paid Rosenthal approximately $4.75 in repayment of all amounts due thereunder with proceeds received under the Heartland Bank Credit Facility.

Conversions of Notes Payable

On October 31, 2014, all of the holders of the Company's existing unsecured convertible notes exercised their option to convert the outstanding principal and accrued interest amounts into our common shares at the fixed conversion price of $0.50 per share. The aggregate principal and accrued interest totaling to $1,025,000 was converted  to 2,050,000 common shares.